UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3999

John Hancock Investment Trust II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock INVESTMENTS

John Hancock Regional Bank Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2013

Regional Bank Fund
As of 7-31-13 (Unaudited)

	Shares	Value

Common Stocks 92.2%		$653,579,363

(Cost $317,325,046)

Financials 92.2%		653,579,363

Commercial Banks 78.2%
1st Source Corp.	10,294	280,820
1st United Bancorp, Inc.	748,779	5,825,501
Access National Corp.	68,218	1,038,960
Ameris Bancorp (I)	456,946	8,796,211
Anchor Bancorp, Inc. (I)(V)	161,584	2,727,538
Bank of Marin Bancorp, Class A	4,180	176,187
Bar Harbor Bankshares	95,308	3,741,792
BB&T Corp.	590,015	21,057,635
Bond Street Holdings Inc., Class B (I)(S)	12,609	176,526
Bond Street Holdings LLC, Class A (I)(S)	520,587	7,288,214
Bryn Mawr Bank Corp.	383,894	10,733,676
BSB Bancorp, Inc. (I)	234,047	3,229,849
Centerstate Banks, Inc.	602,986	5,945,442
City Holding Company	65,330	2,891,506
Comerica, Inc.	165,668	7,047,517
Commerce Bancshares, Inc.	113,820	5,193,607
ConnectOne Bancorp, Inc. (I)	33,239	1,058,995
CU Bancorp (I)	166,115	2,948,541
Cullen/Frost Bankers, Inc.	293,977	21,178,103
East West Bancorp, Inc.	397,406	12,252,027
Eastern Virginia Bankshares, Inc. (I)(R)	226,522	1,220,721
Eastern Virginia Bankshares, Inc. (I)	37,836	225,124
Evans Bancorp, Inc.	126,399	2,466,044
Fifth Third Bancorp	846,692	16,281,887
First Citizens BancShares, Inc.	316	66,202
First Community Corp.	228,772	2,413,545
First Connecticut Bancorp, Inc.	16,859	252,885
First Financial Bancorp	188,393	3,035,011
First Financial Holdings Inc	150,691	8,354,334
First Horizon National Corp.	324,384	3,999,655
First Merchants Corp.	198,324	3,712,625
First Security Group, Inc. (I)(R)	1,767,811	4,225,068
First Southern Bancorp, Inc., Class B (I)	140,985	810,664
Firstbank Corp.	1,724	27,722
FirstMerit Corp.	714,910	16,028,282
Flushing Financial Corp.	235,254	4,460,416
FNB Corp.	1,289,898	16,304,311
Glacier Bancorp, Inc.	410,433	9,989,939
Guaranty Bancorp	38,435	481,975
Hancock Holding Company	464,181	15,206,570
Heritage Commerce Corp. (I)	712,266	5,235,155
Heritage Financial Corp.	141,015	2,240,728
Heritage Oaks Bancorp (I)	1,064,426	7,078,433
Independent Bank Corp.	501,265	18,667,109
M&T Bank Corp.	174,347	20,374,190
MB Financial, Inc.	558,378	16,070,119
Monarch Financial Holdings, Inc.	223,406	2,444,062
NewBridge Bancorp (I)	350,132	2,867,581
Pacific Continental Corp.	318,618	3,928,560
Park Sterling Corp.	1,286,421	8,619,021
Peoples Bancorp, Inc.	112,557	2,531,407
PNC Financial Services Group, Inc.	282,785	21,505,799

1

Regional Bank Fund
As of 7-31-13 (Unaudited)

	Shares	Value

Financials (continued)

Prosperity Bancshares, Inc.	210,308	$12,412,378
Regions Financial Corp.	1,148,066	11,492,141
Sandy Spring Bancorp, Inc.	100,205	2,449,010
Sierra Bancorp	260,000	4,102,800
Simmons First National Corp., Class A	12,374	338,429
Southern First Bancshares, Inc. (I)	96,428	1,274,778
Southwest Bancorp, Inc. (I)	257,823	3,857,032
State Bank Financial Corp.	174,754	2,789,074
Suffolk Bancorp (I)	220,756	4,006,721
Sun Bancorp, Inc. (I)	914,227	3,035,234
SunTrust Banks, Inc.	514,752	17,908,222
SVB Financial Group (I)	196,868	17,170,827
Talmer Bancorp, Inc. (I)(S)	1,609,719	16,504,837
Trico Bancshares	377,716	8,181,329
Trustmark Corp.	90,000	2,427,300
U.S. Bancorp	611,528	22,822,225
Union First Market Bankshares Corp.	266,473	5,889,053
United Bancorp, Inc. (I)	574,891	3,334,368
United Bankshares, Inc.	2,550	72,216
Virginia Heritage Bank (I)	56,123	897,968
Washington Banking Company	130,863	1,904,057
Washington Trust Bancorp, Inc.	224,305	7,254,024
Wells Fargo & Company	499,955	21,748,043
WesBanco, Inc.	238,341	7,019,142
Westbury Bancorp Inc (I)	58,803	799,721
Wilshire Bancorp, Inc.	1,037,847	9,122,675
Yadkin Financial Corp. (I)	320,235	4,992,464
Zions Bancorporation	537,443	15,929,811

Diversified Financial Services 6.1%
Bank of America Corp.	1,503,796	21,955,422
JPMorgan Chase & Company	385,796	21,500,411

Thrifts & Mortgage Finance 7.9%
Berkshire Hills Bancorp, Inc.	386,034	10,075,487
Cheviot Financial Corp.	191,734	2,157,008
First Defiance Financial Corp.	262,030	6,917,592
Heritage Financial Group, Inc.	221,086	4,231,586
Home Federal Bancorp, Inc.	220,191	3,087,078
HomeStreet, Inc.	224,021	4,861,256
MutualFirst Financial, Inc.	5,800	85,898
New York Community Bancorp, Inc.	215,662	3,271,593
Rockville Financial, Inc.	151,335	1,982,489
Simplicity Bancorp, Inc.	200,414	2,968,131
Southern Missouri Bancorp, Inc.	93,660	2,505,405
United Community Financial Corp. (I)(R)	1,058,239	4,701,324
WSFS Financial Corp.	148,312	8,829,013

2

Regional Bank Fund
As of 7-31-13 (Unaudited)

	Shares	Value

Preferred Securities 1.3%		$8,740,822

(Cost $6,468,851)

Financials 1.3%		8,740,822

Commercial Banks 1.3%
First Citizens Bancshares, Inc., Series A (5.000% to 2-1-14, then
9.000% thereafter) (R)	24,962	5,229,539
First Southern Bancorp, Inc. (5.000% to 2-1-14, then 9.000%
thereafter)	241	537,112
United Community Banks, Inc., Series B (5.000% to 2-1-14, then
9.000% thereafter)	3,071	2,974,171

	Shares	Value

Warrants 1.8%		$12,832,074

(Cost $7,435,156)

Bank of Marin Bancorp (Expiration Date: 12-5-18, Strike Price: $27.23) (I)	97,621	1,570,606
Citigroup, Inc. (Expiration Date: 1-4-19, Strike Price: $106.10) (I)	1,721,817	1,343,017
Comerica, Inc. (Expiration Date: 11-14-18, Strike Price: $29.40) (I)	285,756	4,386,355
Horizon Bancorp (Expiration Date: 12-19-18, Strike Price: $17.68) (I)	299,795	4,836,886
TCF Financial Corp. (Expiration Date: 11-14-18, Strike Price: $16.93) (I)	116,620	344,029
Valley National Bancorp (Expiration Date: 11-14-18, Strike Price: $16.92) (I)	63,055	49,183
Washington Federal, Inc. (Expiration Date: 11-14-18, Strike Price: $17.57) (I)	51,979	301,998

	Par value	Value

Short-Term Investments 4.4%		$31,224,000

(Cost $31,224,000)

Repurchase Agreement 4.4%		31,224,000

Barclays Tri-Party Repurchase Agreement dated 7-31-13 at 0.070% to be repurchased at $30,229,059 on 8-1-13, collateralized by
$26,338,600 U.S. Treasury Bond, 4.500% due 5-15-38 (valued at
$30,833,697, including interest)	30,229,000	30,229,000
Repurchase Agreement with State Street Corp. dated 7-31-13 at
0.010% to be repurchased at $995,000 on 8-1-13, collateralized by
$1,020,000 U.S. Treasury Note, 0.875% due 4-30-17 (valued at
$1,017,769, including interest)	995,000	995,000

Total investments (Cost $362,453,053)† 99.7%		$706,376,259

Other assets and liabilities, net 0.3%		$2,250,575

Total net assets 100.0%		$708,626,834

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

3

Regional Bank Fund
As of 7-31-13 (Unaudited)

					Value as a
	Original		Beginning	Ending	Percentage
Issuer Description	Acquisition	Acquisition	Share	Share	of Fund's	Value as of
	Date	Cost	Amount	Amount	Net Assets	7-31-13

Eastern Virginia Bankshares, Inc.	6/6/2013	$1,030,675	—	226,522	0.17%	$1,220,721
First Citizens Bancshares, Inc., Series A	12/17/2012	3,494,680	—	24,962	0.74%	5,229,539
First Security Group	3/28/2013	2,651,717	—	1,767,811	0.60%	4,225,068
United Community Financial Corp.	6/14/2013	2,910,157	—	1,058,239	0.66%	4,701,324

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(V) The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to the financial statements.

† At 7-31-13, the aggregate cost of investment securities for federal income tax purposes was $364,492,697. Net unrealized appreciation aggregated $341,883,562 of which $346,994,441 related to appreciated investment securities and $5,110,879 related to depreciated investment securities.

4

Regional Bank Fund
As of 7-31-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of July 31, 2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	07/31/13	Price	Inputs	Inputs
Common Stocks
Commercial Banks	$554,449,670	$525,034,304	$5,445,789	$23,969,577
Diversified Financial Services	43,455,833	43,455,833	—	—
Thrifts & Mortgage Finance	55,673,860	50,972,536	4,701,324	—
Preferred Securities
Commercial Banks	8,740,822	—	5,229,539	3,511,283
Warrants	12,832,074	6,424,582	6,407,492	—
Short-Term Investments	31,224,000	—	31,224,000	—

Total Investments in Securities	$706,376,259	$625,887,255	$53,008,144	$27,480,860

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

5

Regional Bank Fund
As of 7-31-13 (Unaudited)

Commerical Banks

Balance as of 10-31-12	$17,285,487
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	1,612,986
Purchases	8,582,387
Sales	-
Transfer into Level 3	-
Transfer out of Level 3	-
Balance as of 7-31-13	27,480,860
Changes in unrealized at period end*	1,612,991.00

* Change in unrealized appreciation (depreciation) attributable to level 3 securities held at the period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below:

	Fair Value	Valuation Technique	Unobservable Inputs	Input/Range
	at 7-31-13

Common Stocks	$16,504,837	Market Approach	Book value multiple	8.92x
			Discount for lack of marketability	10%

	$7,464,744	Market Approach	Offered quotes	$14.00

				$968.47 - $2,228.68
Preferred Securities	$3,511,283	Market Approach	Offered quotes	(weight average $1,161.24)

Increases/decreases in book value multiples or offered quotes may result in increases/decreases in security valuation. Increases/decreases in discounts for lack of marketability may result in decreases/increases in security valuation.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling

6

Regional Bank Fund
As of 7-31-13 (Unaudited)

to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Options. There are two types of options, put options and call options. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, over-the-counter options are subject to the risks of all over-the-counter derivatives contracts.

Options are traded either over-the-counter or on an exchange. When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended July 31, 2013, the fund wrote option contracts to manage against anticipated changes in securities markets. The following table summarizes the fund’s written options activities during the period ended July 31, 2013. At July 31, 2013 the fund held no written option contracts.

	Number of Contracts	Premiums Received

Outstanding, beginning of period	2,020	$26,259

Options written	-	-

Option closed	-	-

Options exercised	-	-

Options expired	(2,020)	(26,259)

Outstanding, end of period	-	-

Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the period ended July 31, 2013, is set forth below:

		Ending	Realized
	Beginning	share	gain	Dividend	Ending
Affiliate	share amount	amount	(loss)	income	value

Anchor Bancorp, Inc.
Purchased: None Sold: None	161,584	161,584	—	—	$2,727,538

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

7

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock Regional Bank Fund.

01Q3 7/13
9/13

John Hancock INVESTMENTS

John Hancock Small Cap Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2013

Small Cap Equity Fund
As of 7-31-13 (Unaudited)

	Shares	Value

Common Stocks 98.5%		$443,842,506

(Cost $346,096,763)

Consumer Discretionary 15.2%		68,691,068

Internet & Catalog Retail 3.4%
HomeAway, Inc. (I)	505,417	15,218,106

Media 2.0%
IMAX Corp. (I)	354,691	8,931,119

Specialty Retail 5.4%
Five Below, Inc. (I)	161,090	6,259,954
Hibbett Sports, Inc. (I)	123,766	7,258,876
Restoration Hardware Holdings, Inc. (I)	167,085	11,164,620

Textiles, Apparel & Luxury Goods 4.4%
Fifth & Pacific Companies, Inc. (I)	296,929	7,072,849
Tumi Holdings, Inc. (I)	190,977	4,568,170
Wolverine World Wide, Inc.	142,886	8,217,374

Consumer Staples 6.1%		27,323,687

Food & Staples Retailing 3.4%
Pricesmart, Inc.	73,332	6,675,412
United Natural Foods, Inc. (I)	145,893	8,549,330

Food Products 2.7%
Annie's, Inc. (I)	156,162	6,451,052
TreeHouse Foods, Inc. (I)	79,559	5,647,893

Energy 2.5%		11,273,111

Energy Equipment & Services 1.6%
Dril-Quip, Inc. (I)	58,544	5,322,235
Geospace Technologies Corp. (I)	26,663	1,983,994

Oil, Gas & Consumable Fuels 0.9%
Americas Petrogas, Inc. (I)	2,859,167	3,256,962
Ivanhoe Energy, Inc. (I)	792,321	709,920

Health Care 23.1%		104,158,751

Biotechnology 5.5%
Alkermes PLC (I)	94,289	3,166,225
Alnylam Pharmaceuticals, Inc. (I)	78,300	3,615,111
Ariad Pharmaceuticals, Inc. (I)	225,128	4,182,878
Celldex Therapeutics, Inc. (I)	138,000	2,826,240
Cepheid, Inc. (I)	226,480	7,897,358
NPS Pharmaceuticals, Inc. (I)	183,327	3,301,719

Health Care Equipment & Supplies 7.4%
Align Technology, Inc. (I)	335,864	14,455,587
DexCom, Inc. (I)	153,845	3,350,744
HeartWare International, Inc. (I)	46,750	4,320,635
NxStage Medical, Inc. (I)	353,295	4,578,703
Thoratec Corp. (I)	195,852	6,421,987

Health Care Providers & Services 2.0%
MEDNAX, Inc. (I)	94,289	9,185,634

Health Care Technology 7.3%
athenahealth, Inc. (I)	122,148	13,674,469

1

Small Cap Equity Fund
As of 7-31-13 (Unaudited)

	Shares	Value

Health Care (continued)

HealthStream, Inc. (I)	297,397	$9,368,006
HMS Holdings Corp. (I)	272,867	6,600,653
Vocera Communications, Inc. (I)	227,907	3,300,093

Pharmaceuticals 0.9%
Salix Pharmaceuticals, Ltd. (I)	52,946	3,912,709

Industrials 21.0%		94,501,378

Aerospace & Defense 1.2%
The KEYW Holding Corp. (I)	431,828	5,540,353

Building Products 2.1%
Simpson Manufacturing Company, Inc.	85,760	2,831,795
Trex Company, Inc. (I)	141,647	6,705,569

Commercial Services & Supplies 5.0%
Clean Harbors, Inc. (I)	229,772	12,968,332
Healthcare Services Group, Inc.	388,539	9,561,945

Electrical Equipment 2.6%
Acuity Brands, Inc.	131,926	11,411,599

Machinery 3.9%
Chart Industries, Inc. (I)	80,324	9,132,839
Westport Innovations, Inc. (I)	98,254	3,217,819
Woodward, Inc.	127,635	5,222,824

Professional Services 3.2%
The Advisory Board Company (I)	242,800	14,249,932

Trading Companies & Distributors 3.0%
Beacon Roofing Supply, Inc. (I)	162,840	6,642,244
DXP Enterprises, Inc. (I)	101,683	7,016,127

Information Technology 29.8%		134,378,886

Communications Equipment 1.4%
KVH Industries, Inc. (I)	457,215	6,396,438

Electronic Equipment, Instruments & Components 1.8%
Cognex Corp.	106,198	5,640,176
DTS, Inc. (I)	113,127	2,561,195

Internet Software & Services 8.3%
CoStar Group, Inc. (I)	114,911	17,989,317
Dealertrack Technologies, Inc. (I)	118,442	4,429,731
Demandware, Inc. (I)	107,022	4,753,917
Liquidity Services, Inc. (I)(L)	218,980	6,240,930
Pandora Media, Inc. (I)(L)	207,565	3,806,742

IT Services 2.4%
WEX, Inc. (I)	123,343	10,723,440

Semiconductors & Semiconductor Equipment 0.7%
Veeco Instruments, Inc. (I)	96,319	3,348,048

Software 15.2%
Allot Communications, Ltd. (I)	174,114	2,547,288
Aspen Technology, Inc. (I)	103,353	3,363,107
Bottomline Technologies, Inc. (I)	460,325	13,381,648
Concur Technologies, Inc. (I)(L)	139,110	12,365,488
FleetMatics Group PLC (I)	66,740	2,513,428
Synchronoss Technologies, Inc. (I)	309,228	10,665,274

2

Small Cap Equity Fund
As of 7-31-13 (Unaudited)

		Shares	Value

Information Technology (continued)

Tangoe, Inc. (I)		472,013	$8,524,555
Ultimate Software Group, Inc. (I)		111,812	15,128,164

Materials 0.8%			3,515,625

Metals & Mining 0.8%
Pretium Resources, Inc. (I)		417,928	3,515,625

	Yield (%)	Shares	Value

Securities Lending Collateral 2.1%			$9,618,051

(Cost $9,617,266)

John Hancock Collateral Investment Trust (W)	0.1995(Y)	961,103	9,618,051

		Par value	Value

Short-Term Investments 2.4%			$10,733,000

(Cost $10,733,000)

Repurchase Agreement 2.4%			10,733,000

Barclays Tri-Party Repurchase Agreement dated 7-31-13 at 0.070% to be repurchased at $10,390,020 on 8-1-13, collateralized by
$10,697,200 U.S. Treasury Notes, 0.750% due 6-30-17 (valued at
$10,597,842, including interest)		$10,390,000	10,390,000
Repurchase Agreement with State Street Corp. dated 7-31-13 at
0.010% to be repurchased at $343,000 on 8-1-13, collateralized by
$355,000 U.S. Treasury Notes, 0.875% due 4-30-17 (valued at
$354,224 , including interest)		343,000	343,000

Total investments (Cost $366,447,029)† 103.0%			$464,193,557

Other assets and liabilities, net (3.0%)			($13,440,205)

Total net assets 100.0%			$450,753,352

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 7-31-13. The value of securities on loan amounted to $9,389,761.50.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 7-31-13.

† At 7-31-13, the aggregate cost of investment securities for federal income tax purposes was $370,596,967. Net unrealized appreciation aggregated $93,596,590 of which $107,310,563 related to appreciated investment securities and $13,713,973 related to depreciated investment securities.

3

Small Cap Equity Fund
As of 7-31-13 (Unaudited)

Notes to the Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2013, all investments are categorized as Level 1 under the hierarchy described above except for repurchase agreements which are categorized as Level 2.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the six months ended July 31, 2013, is set forth below:

4

Small Cap Equity Fund
As of 7-31-13 (Unaudited)

	Beginning	Ending	Realized
Affiliate	share	share	gain	Dividend	Ending
	amount	amount	(loss)	income	value

KVH Industries, Inc.
Purchased: None Sold: 521,285	978,500	457,215*	($13,630)	NONE	$6,396,438*

*At period end, issuer was held but was not an affiliated company.

For additional information on the funds significant accounting policies, please refer to the most recent semiannual or annual shareholder report.

5

More information

How to contact us		
Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock Small Cap Equity Fund.

37Q3 7/13
9/13

John Hancock INVESTMENTS

John Hancock Financial Industries Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2013

Financial Industries Fund
As of 7-31-13 (Unaudited)

	Shares	Value

Common Stocks 90.0%		$473,448,838

(Cost $356,336,514)

Financials 87.3%		459,483,634

Capital Markets 18.6%
American Capital, Ltd. (I)	968,246	13,226,240
Ameriprise Financial, Inc.	208,580	18,563,620
Apollo Global Management LLC	241,674	6,457,529
Invesco, Ltd.	332,155	10,692,069
KKR & Company LP	504,860	10,324,387
The Blackstone Group LP	676,564	15,256,519
The Carlyle Group LP	313,692	8,780,239
The Goldman Sachs Group, Inc.	53,279	8,739,354
Walter Investment Management Corp. (I)	148,299	5,900,817

Commercial Banks 36.1%
1st United Bancorp, Inc.	283,236	2,203,576
BB&T Corp.	186,556	6,658,184
CIT Group, Inc. (I)	26,174	1,311,579
East West Bancorp, Inc.	239,179	7,373,889
Fifth Third Bancorp	695,844	13,381,080
Flushing Financial Corp.	146,104	2,770,132
Glacier Bancorp, Inc.	290,383	7,067,922
Independent Bank Corp. - Massachusetts	61,021	2,272,422
MB Financial, Inc.	75,221	2,164,860
PNC Financial Services Group, Inc.	142,533	10,839,635
Prosperity Bancshares, Inc.	149,637	8,831,576
Regions Financial Corp.	805,995	8,068,010
Simmons First National Corp., Class A	8,424	230,396
Standard Chartered PLC	106,367	2,459,827
State Bank Financial Corp.	165,327	2,638,619
Sun Bancorp, Inc. (I)	399,836	1,327,456
SunTrust Banks, Inc.	336,225	11,697,268
SVB Financial Group (I)	124,357	10,846,418
Swedbank AB, Class A	389,276	9,355,257
Talmer Bancorp, Inc. (I)(S)	739,378	7,581,021
U.S. Bancorp	568,191	21,204,888
UniCredit SpA	1,664,019	9,053,598
Union First Market Bankshares Corp.	202,366	4,472,289
United Bankshares, Inc.	1,336	37,836
Wells Fargo & Company	440,922	19,180,107
Wilshire Bancorp, Inc.	466,508	4,100,605
Yadkin Financial Corp. (I)	145,951	2,275,376
Zions Bancorporation	365,931	10,846,195

Consumer Finance 2.6%
Discover Financial Services	276,619	13,695,407

Diversified Financial Services 9.6%
Bank of America Corp.	1,288,768	18,816,013
Citigroup, Inc.	248,610	12,962,525
JPMorgan Chase & Company	335,046	18,672,114

Insurance 7.7%
ACE, Ltd.	139,126	12,713,334
American International Group, Inc. (I)	309,078	14,066,140
Assured Guaranty, Ltd.	626,486	13,557,157

Real Estate Investment Trusts 8.7%
BRE Properties, Inc.	76,946	4,082,755

1

Financial Industries Fund
As of 7-31-13 (Unaudited)

			Shares	Value

Financials (continued)

Campus Crest Communities, Inc.			257,728	$2,925,213
Coresite Realty Corp.			103,413	3,511,905
DiamondRock Hospitality Company			230,496	2,235,811
Digital Realty Trust, Inc.			119,767	6,621,917
FelCor Lodging Trust, Inc. (I)			546,883	3,303,173
General Growth Properties, Inc.			200,457	4,157,478
Select Income REIT			106,636	2,877,039
Simon Property Group, Inc.			79,551	12,732,933
Spirit Realty Capital, Inc.			344,456	3,144,883

Real Estate Management & Development 0.8%
Altus Group, Ltd.			53,463	486,690
Eurocastle Investment, Ltd. (I)			377,790	3,995,889

Thrifts & Mortgage Finance 3.2%
First Defiance Financial Corp.			62,165	1,641,156
HomeStreet, Inc.			122,931	2,667,603
Nationstar Mortgage Holdings, Inc. (I)(L)			219,866	10,175,398
United Community Financial Corp. (I)			506,530	2,250,306

Information Technology 2.7%				13,965,204

IT Services 2.7%
Visa, Inc., Class A			78,895	13,965,204

Preferred Securities 1.6%				$8,366,476

(Cost $8,232,504)

Financials 1.6%				8,366,476

Capital Markets 0.6%
Hercules Technology Growth Capital, Inc., 7.000%			121,175	3,119,338

Commercial Banks 0.6%
Taylor Capital Group, Inc., Series A, 8.000%			17,397	445,711
United Community Banks, Inc., Series B (5.000% to 2-1-14, then
9.000% thereafter)			1,598	1,547,615
Zions Bancorporation, 6.300%			56,516	1,426,464

Insurance 0.2%
Maiden Holdings, Ltd., 8.250%			30,961	803,748

Thrifts & Mortgage Finance 0.2%
Banc of California, Inc., 7.500%			40,000	1,023,600

		Maturity
	Rate (%)	date	Par value	Value

Corporate Bonds 0.8%				$4,232,625

(Cost $4,250,000)

Financials 0.8%				4,232,625

Commercial Banks 0.5%
Zions Bancorporation (5.800% to 6-15-23, then 3 month
LIBOR + 3.800%) (Q)	5.800	06/15/23	$2,850,000	2,657,625

Thrifts & Mortgage Finance 0.3%
Nationstar Mortgage LLC	9.625	05/01/19	1,400,000	1,575,000

2

Financial Industries Fund
As of 7-31-13 (Unaudited)

		Shares	Value

Investment Companies 2.0%			$10,658,362

(Cost $7,373,490)

AP Alternative Assets LP (I)		421,506	9,517,847
FII BTG Pactual Corporate Office Fund		19,490	1,140,515

Warrants 0.8%			$4,229,442

(Cost $3,707,526)

Citigroup, Inc. (Expiration Date: 1-4-19, Strike Price: $106.10) (I)		1,027,125	801,158
Comerica, Inc. (Expiration Date: 11-14-18, Strike Price: $29.40) (I)		223,341	3,428,284

	Yield (%)	Shares	Value

Securities Lending Collateral 1.6%			$8,264,589

(Cost $8,265,000)

John Hancock Collateral Investment Trust (W)	0.1995 (Y)	825,856	8,264,589

		Par value	Value

Short-Term Investments 3.0%			$15,911,000

(Cost $15,911,000)

Repurchase Agreement 3.0%			15,911,000

Barclays Tri-Party Repurchase Agreement dated 7-31-13 at 0.070% to be repurchased at $15,403,030 on 8-1-13, collateralized by
$15,858,400 U.S. Treasury Note, 0.750% due 6-30-17 (valued at
$15,711,104, including interest)		$15,403,000	15,403,000
Repurchase Agreement with State Street Corp. dated 7-31-13 at
0.010% to be repurchased at $508,000 on 8-1-13, collateralized by
$520,000 U.S. Treasury Note, 0.875% due 4-30-17 (valued at
$518,863, including interest)		508,000	508,000

Total investments (Cost $404,076,034)† 99.8%			$525,111,332

Other assets and liabilities, net 0.2%			$1,264,378

Total net assets 100.0%			$526,375,710

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

LIBOR London Interbank Offered Rate

REIT Real Estate Investment Trust

(I) Non-income producing security.

(L) A portion of this security is on loan as of 7-31-13. The value of securities on loan amounted to $8,052,720.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 7-31-13.

† At 7-31-13, the aggregate cost of investment securities for federal income tax purposes was $405,820,072. Net unrealized appreciation aggregated $119,291,260, of which $120,658,252 related to appreciated investment securities and $1,366,992 related to depreciated investment securities.

3

Financial Industries Fund
As of 7-31-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

4

Financial Industries Fund
As of 7-31-13 (Unaudited)

The following is a summary of the values by input classification of the fund’s investments as of July 31, 2013, by major security category or type:

	Total Market
	Value at	Level 1 Quoted	Level 2 Significant	Level 3 Significant
	7-31-13	Price	Observable Inputs	Unobservable Inputs
Common Stocks
Capital Markets	$97,940,774	$97,940,774	—	—
Commercial Banks	190,250,021	161,800,318	$20,868,682	$7,581,021
Consumer Finance	13,695,407	13,695,407	—	—
Diversified Financial Services	50,450,652	50,450,652	—	—
Insurance	40,336,631	40,336,631	—	—
Real Estate Investment Trusts	45,593,107	45,593,107	—	—
Real Estate Management & Development	4,482,579	486,690	3,995,889	—
Thrifts & Mortgage Finance	16,734,463	14,484,157	2,250,306	—
IT Services	13,965,204	13,965,204	—	—
Preferred Securities
Capital Markets	3,119,338	3,119,338	—	—
Commercial Banks	3,419,790	1,872,175	—	1,547,615
Insurance	803,748	803,748	—	—
Thrifts & Mortgage Finance	1,023,600	1,023,600	—	—
Corporate Bonds
Commercial Banks	2,657,625	—	2,657,625	—
Thrifts & Mortgage Finance	1,575,000	—	1,575,000	—
Investment Companies	10,658,362	1,140,515	9,517,847	—
Warrants	4,229,442	4,229,442	—	—
Securities Lending Collateral	8,264,589	8,264,589	—	—
Short-Term Investments	15,911,000	—	15,911,000	—

Total Investments in Securities	$525,111,332	$459,206,347	$56,776,349	$9,128,636

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

		Preferred
Investments in Securities	Common Stocks	Securities	Total

Balance as of 10-31-12	$3,074,065	—	$3,074,065
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	1,930,980	—	1,930,980
Purchases	2,575,976	$1,547,615	4,123,591
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 7-31-13	$7,581,021	$1,547,615	$9,128,636
Change in unrealized at period end*	$1,930,980	—	$1,930,980

*Change in unrealized appreciation (depreciation) attributable to level 3 securities held at the period end.

5

Financial Industries Fund
As of 7-31-13 (Unaudited)

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below:

	Fair Value	Valuation Technique	Unobservable Inputs	Input/ Range
	at 7-31-13

Common Stocks	$7,581,021	Market Approach	Book value multiple	8.92x
			Discount for lack of marketability	10%

Preferred Securities	$1,547,615	Market Approach	Offered quotes	$968.47

Increases/decreases in offered quotes or book value multiples may result in increases/decreases in security valuation. Increases/decreases in discounts for lack of marketability may result in decreases/increases in security valuation.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Options. There are two types of options, put options and call options. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the

6

Financial Industries Fund
As of 7-31-13 (Unaudited)

obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, over-the-counter options are subject to the risks of all over-the-counter derivatives contracts.

Options are traded either over-the-counter or on an exchange. When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended July 31, 2013, the fund wrote option contracts to manage against anticipated changes in securities markets. The following table summarizes the fund’s written options activities during the period ended July 31, 2013. At July 31, 2013 the fund held no written option contracts.

	Number of Contracts	Premiums Received

Outstanding, beginning of period	4,100	$539,624
Options written	-	-
Options closed	-	-
Options exercised	-	-
Options expired	(4,100)	($539,624)
Outstanding, end of period	-	-

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

7

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock Financial Industries Fund.

70Q3 7/13
9/13

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	September 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	September 19, 2013

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	September 19, 2013